Annual Fund Operating Expenses - CAVU Securities Share - Invesco Government and Agency Portfolio - CAVU Securities Class	Dec. 18, 2020
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%	[1]
Total Annual Fund Operating Expenses	0.15%

[1]	"Other Expenses” are based on estimated amounts for the current fiscal year.